Financial risk management - Disclosure of treasury credit risk (Details) £ in Millions	12 Months Ended
Mar. 31, 2024 GBP (£)
Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 2,818
Triple ‘A’ G7 sovereign entities (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	2,114
Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	500
Maximum limit, utilisation	460
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	2,562
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	1,922
Double ‘A+’ G7 sovereign entities (AA+)
Disclosure of credit risk exposure [line items]
Maximum limit	2,562
Double ‘A+’ G7 sovereign entities (AA+) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	1,922
Double ‘A’ range institutions (AA) | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,537
Maximum limit, utilisation	0
Double ‘A’ range institutions (AA) | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	2,050
Maximum limit, utilisation	316
Double ‘A’ range institutions (AA) | Long-term limit | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,153
Maximum limit, utilisation	0
Double ‘A’ range institutions (AA) | Long-term limit | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,537
Maximum limit, utilisation	311
Single ‘A’ range institutions (A) | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	512
Maximum limit, utilisation	0
Single ‘A’ range institutions (A) | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,025
Maximum limit, utilisation	542
Single ‘A’ range institutions (A) | Long-term limit | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	384
Maximum limit, utilisation	0
Single ‘A’ range institutions (A) | Long-term limit | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	769
Maximum limit, utilisation	£ 376